ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
	£ (598)	£ (493)
Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
	£ (6)	£ 8